Principal Exchange-Traded Funds
Supplement dated September 22, 2023
to the Statement of Additional Information dated November 1, 2022 as amended and restated July 10, 2023
(as previously supplemented)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD
In the Committee table, delete the members of the Audit Committee and replace with the following:

Committee and Independent Board Members
Audit Committee Victor L. Hymes, Chair Leroy T. Barnes, Jr. Frances P. Grieb Elizabeth A. Nickels Mary M. VanDeWeghe

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